Cover	Aug. 27, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment (this “Amendment”) is being filed to amend and supplement Item 9.01 of the Current Report on Form 8-K filed by Digital Brands Group, Inc., a Delaware corporation (the “Company”), with the Securities and Exchange Commission (the “SEC”) on August 31, 2021 (the “Original Report”), to provide the historical financial statements of Mosbest, LLC, dba Stateside, a California limited liability company (“MOSBEST”), the business acquired, and the unaudited pro forma financial statements required by Article XI of Regulation S-X. This Amendment does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given in the Original Report.
Document Period End Date	Aug. 27, 2021
Entity File Number	001-40400
Entity Registrant Name	DIGITAL BRANDS GROUP, INC.
Entity Central Index Key	0001668010
Entity Tax Identification Number	46-1942864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Lavaca Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	209
Local Phone Number	651-0172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	DBGI
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one share of Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one share of Common Stock
Trading Symbol	DBGIW
Security Exchange Name	NASDAQ